   UNITED STATES

   SECURITIES AND EXCHANGE COMMISSION

   Washington D.C. 20549

   FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

   ASSET-BACKED SECURITIES

   Commission File Number of issuing entity:  333-206677-13

   Central Index Key Number of Issuing entity:  0001695924

   Wells Fargo Commercial Mortgage Trust 2017-RC1

   (Exact name of issuing entity as specified in its charter)

   Commission File Number of depositor:  333-206677

   Central Index Key Number of depositor:  0000850779

   Wells Fargo Commercial Mortgage Securities, Inc.

   (Exact name of depositor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001592182

   Rialto Mortgage Finance, LLC

   (Exact name of Sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0000740906

   Wells Fargo Bank, National Association

   (Exact name of Sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001624053

   Argentic Real Estate Finance LLC

   (Exact name of Sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001577313

   National Cooperative Bank, N.A.

   (Exact name of Sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001541214

   C-III Commercial Mortgage LLC

   (Exact name of Sponsor as specified in its charter)

   Anthony Sfarra  (212) 214-5600

   (Name and telephone number, including area code, of the person to contact in connection with this filing)

   INFORMATION TO BE INCLUDED IN THIS FORM

   Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

   Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

   SIGNATURES

   The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

   Wells Fargo Commercial Mortgage Securities, Inc.

   (Depositor)

   /s/   Anthony Sfarra

   Anthony Sfarra, President

   Dated :  July 31, 2017

   EXHIBIT INDEX

   Exhibit Number             Description

   EX 102                  Asset Data File

   EX 103                  Asset Related Document